Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Research and Development Expense (Income)	$ 8,793	$ 13,884
General and administrative	3,076	4,156
Total operating expenses	11,869	18,040
Operating loss	(11,869)	(18,040)
Other (expense) income:
Interest (expense) income - royalty agreement	6,265	(10,364)
Fair value adjustments on derivative liabilities - royalty agreement	485	(300)
Gain on extinguishment – royalty agreement	23,098	0
Other (expense) income, net	712	126
Income (loss) before income taxes	18,691	(28,578)
Income tax benefit	0	1,026
Net loss	18,691	(27,552)
Less: Cumulative Series D preferred dividends	(776)	0
Net income (loss) attributable to common stockholders	$ 17,915	$ (27,552)
Net loss per share:
Basic and diluted (in dollars per share)	$ 0.68	$ (4.82)
Diluted (in dollars per share)	$ 0.67	$ (4.82)
Weighted-average shares used in computing net loss per share:
Basic and diluted (in shares)	5,720,009	5,718,926
Diluted (in shares)	5,796,956	5,718,926